NOTES PAYABLE - RELATED PARTIES - Schedule (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
NOTES PAYABLE - RELATED PARTIES
Total Notes Payable - Related Parties		$ 4,238,301
Less Unamortized Discount Issuance Costs and Loan Origination Fees		(5,421,622)
Net Amount	$ 44,855,422	15,970,079
Less Current Portion of Notes Payable - Related Parties	37,986	601,187
Notes Payable, Net of Current Portion - Related Parties	$ 44,817,436	15,368,892
Stated interest rate	6.00%
Notes Payable, Related Party
NOTES PAYABLE - RELATED PARTIES
Less Unamortized Discount Issuance Costs and Loan Origination Fees		(534,335)
Net Amount		3,703,966
Notes Payable, Net of Current Portion - Related Parties		3,703,966
Convertible notes payable maturing in February 2023, bearing interest at 8.00 percent per annum
NOTES PAYABLE - RELATED PARTIES
Total Notes Payable - Related Parties		2,049,037
Stated interest rate	8.00%
Convertible note payable maturing in March 2023, bearing interest at 6.00 percent per annum
NOTES PAYABLE - RELATED PARTIES
Total Notes Payable - Related Parties		$ 2,189,264